Retirement benefit obligations - Estimated benefit payments (Details)	Dec. 31, 2025 CHF (SFr)
Not later than one year
Defined benefit plans
Estimated defined benefit payments	SFr 178,000
Later than one year and not later than two years
Defined benefit plans
Estimated defined benefit payments	172,000
Later than two years and not later than three years
Defined benefit plans
Estimated defined benefit payments	171,000
Later than three years and not later than four years
Defined benefit plans
Estimated defined benefit payments	177,000
Later than four years and not later than five years
Defined benefit plans
Estimated defined benefit payments	193,000
Later than five years and not later than ten years
Defined benefit plans
Estimated defined benefit payments	SFr 2,304,000